Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIMCO ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return that closely corresponds, before fees and expenses, to the total return of ICE BofA 0-5 Year US High Yield Constrained Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its total assets (exclusive of collateral held from securities lending) in the component securities (“Component Securities”) of ICE BofA 0-5 Year US High Yield Constrained Index (the “Underlying Index”). The Fund may invest the remainder of its assets in Fixed Income Instruments that are not Component Securities, but which PIMCO believes will help the Fund track its Underlying Index, as well as in cash and investment grade, liquid short-term instruments, forwards or derivatives, such as options, futures contracts or swap agreements, and shares of affiliated bond funds. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund will closely correspond to the portfolio duration of the securities comprising its Underlying Index, as calculated by PIMCO, which as of September 30, 2024 was 2.02 years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.The Underlying Index is an unmanaged index comprised of U.S. dollar denominated below investment grade corporate debt securities publicly issued in the U.S. domestic market with remaining maturities of less than 5 years. Underlying Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. As of September 30, 2024, there were 1,218 issues in the Underlying Index. The securities comprising the Underlying Index have a below investment grade rating (based on an average of the ratings of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings, Inc. (“Fitch”)) and a country of risk exposure to investment grade countries that are members of the FXG10, Western Europe or territories of the U.S. and Western Europe. Country ratings are based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings. For each issuer, the country of risk is the principal place of business derived from management location, country of primary listing, location of sales and reporting currency. In addition, qualifying securities must have a minimum $250 million of outstanding face value and a fixed coupon schedule. Original issue zero coupon bonds, debt issued simultaneously in the Eurobond and U.S. domestic bond markets, 144A securities and pay-in-kind securities qualify for inclusion in the Underlying Index. Callable perpetual securities qualify for inclusion in the Underlying Index provided they are at least one year from the first call date. Fixed-to-floating rate securities also qualify provided they are callable within the fixed rate period and are at least one year from last call prior to the date the bond transitions from a fixed to a floating rate security. The Underlying Index is capitalization-weighted, provided the total allocation to an individual issuer does not exceed 2%, and the composition of Component Securities is updated monthly. Cash flows from bond payments that are received during the month are retained in the Underlying Index, without earning reinvestment income, until removal at the end of the month as part of the rebalancing. It is not possible to invest directly in the Underlying Index. The Underlying Index does not reflect deductions for fees, expenses or taxes.PIMCO uses an indexing approach in managing the Fund’s investments. The Fund employs a representative sampling strategy in seeking to achieve its investment objective. In using this strategy, PIMCO seeks to invest in a combination of Component Securities and other instruments, or in Component Securities but in different proportions as compared to the weighting of the Underlying Index, such that the portfolio effectively provides exposure to the Underlying Index. In using a representative sampling strategy, the Fund may not track its Underlying Index with the same degree of accuracy as a fund that replicates the composition and weighting of the Underlying Index. Unlike many investment companies, the Fund does not attempt to outperform the index the Fund tracks. An indexing approach may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management. Indexing seeks to achieve lower costs by keeping portfolio turnover low in comparison to actively managed investment companies.The Fund may invest in derivative instruments, such as options, futures contracts or swap agreements, and may invest in mortgage-related and other asset-backed securities. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, including securities and instruments economically tied to emerging market countries. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.In addition to the Fund’s performance, the Average Annual Total Returns table includes performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) a supplemental index. It is not possible to invest directly in an unmanaged index.Effective July 24, 2024, the Fund’s regulatory index is the Bloomberg U.S. Aggregate Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.The ICE BofA 0-5 Year US High Yield Constrained Index is a supplemental index of the Fund. The ICE BofA 0-5 Year US High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt issued in the U.S. domestic market with less than five years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million, issued publicly. Prior to September 30, 2016, securities with minimum amount outstanding of $100 million qualified. Allocations to an individual issuer will not exceed 2%.Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily and quarterly updates on the net asset value and performance page at https://www.pimco.com/en-us/investments/etf.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of certain indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The ICE BofA 0-5 Year US High Yield Constrained Index is a supplemental index of the Fund. The ICE BofA 0-5 Year US High Yield Constrained Index tracks the performance of short-term U.S. dollar denominated below investment grade corporate debt issued in the U.S. domestic market with less than five years remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million, issued publicly. Prior to September 30, 2016, securities with minimum amount outstanding of $100 million qualified. Allocations to an individual issuer will not exceed 2%.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.pimco.com/en-us/investments/etf
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best QuarterJune 30, 20207.75%Worst QuarterMarch 31, 2020-13.17%Year-to-DateSeptember 30, 20247.54%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/23)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the Fund’s regulatory index is the Bloomberg U.S. Aggregate Index. The Fund’s regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	It is possible to lose money on an investment in the Fund.
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk: the risk that an active secondary trading market for Fund shares does not continue once developed, that the Fund may not continue to meet a listing exchange’s trading or listing requirements that trading in Fund shares may be halted or become less liquid, or that Fund shares trade at prices other than the Fund’s net asset value and are subject to trading costs, which may be exacerbated if the creation/redemption process becomes less effective, particularly during times of market stress
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | High Yield Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund's clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Mortgage Related and Other Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund's guidelines), which generally carry higher levels of the foregoing risks
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Foreign Non US Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Emerging Markets Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Sovereign Debt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk: the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Leveraging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Management and Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management and Tracking Error Risk: the risk that a portfolio manager’s investment decisions may not produce the desired results or that the Fund’s portfolio may not closely track the Underlying Index for a number of reasons. The Fund incurs operating expenses, which are not applicable to the Underlying Index, and the costs of buying and selling securities, especially when rebalancing the Fund’s portfolio to reflect changes in the composition of the Underlying Index. Performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Fund and the Underlying Index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, the Fund’s use of a representative sampling approach may cause the Fund to be less correlated to the return of the Underlying Index than if the Fund held all of the securities in the Underlying Index
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Indexing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Risk: the risk that the Fund is negatively affected by general declines in the asset classes represented by the Underlying Index
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714
2014	rr_AnnualReturn2014	0.50%
2015	rr_AnnualReturn2015	(4.71%)
2016	rr_AnnualReturn2016	14.54%
2017	rr_AnnualReturn2017	5.83%
2018	rr_AnnualReturn2018	(0.54%)
2019	rr_AnnualReturn2019	9.89%
2020	rr_AnnualReturn2020	2.90%
2021	rr_AnnualReturn2021	4.74%
2022	rr_AnnualReturn2022	(5.28%)
2023	rr_AnnualReturn2023	11.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.17%)
1 Year	rr_AverageAnnualReturnYear01	11.76%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	3.77%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Return After Taxes on Distributions | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.79%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.52%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.62%	[2]
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Return After Taxes on Distributions and Sales of Fund Shares | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.86%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.63%	[2]
10 Years	rr_AverageAnnualReturnYear10	1.89%	[2]
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | Bloomberg U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund | ICE BofA 0-5 Year US High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.09%
5 Years	rr_AverageAnnualReturnYear05	5.07%
10 Years	rr_AverageAnnualReturnYear10	4.29%

[1]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 0.55%.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.